COMMITMENTS AND CONTINGENCY (Schedule of Payments Under Future Minimum Purchase Commitments) (Details) (USD $)	Dec. 31, 2014
Payments under future minimum purchase commitments under agreements to pay media costs
2015	$ 43,710,000
2016	18,603,000
2017	13,828,000
2018	9,177,000
2019	8,586,000
2020 and thereafter	12,329,000
Total	$ 106,233,000